Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ (1,260,006,573)	$ (1,231,597,862)	$ (862,995,830)
Turnover Tax
Disclosure of other operating expenses [line items]
Other Operating Expenses	(564,903,468)	(725,942,012)	(514,484,027)
Contributions to the Deposit Insurance Scheme
Disclosure of other operating expenses [line items]
Other Operating Expenses	(17,113,743)	(19,013,070)	(19,777,778)
Charges for Other Provisions
Disclosure of other operating expenses [line items]
Other Operating Expenses	(103,691,642)	(29,914,287)	(29,447,541)
Claims
Disclosure of other operating expenses [line items]
Other Operating Expenses	(24,397,566)	(33,856,221)	(41,005,572)
Other Financial Expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	(106,362,334)	(77,302,747)	(82,603)
Interest on leases
Disclosure of other operating expenses [line items]
Other Operating Expenses	(5,665,756)	(7,413,608)	(7,751,978)
Credit-card-relates expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	(141,724,864)	(109,773,940)	(82,880,137)
Other Expenses from Services
Disclosure of other operating expenses [line items]
Other Operating Expenses	(231,032,134)	(207,433,846)	(147,130,750)
Others
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ (65,115,066)	$ (20,948,131)	$ (20,435,444)